Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 7,412	$ 6,321	$ 10,242
Sale of products [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	7,412	5,503	10,201
Sub-contracting income [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers		818
Maintenance service income [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers			41
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	7,412	6,321	10,201
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers			$ 41